Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases Disclosure [Line Items]
Rental expense for operating leases	$ 35.5	$ 36.4	$ 29.4
Operating lease, future minimum payment, total	110.8
Operating lease, future minimum payment, 2013	33.3
Operating lease, future minimum payment, 2014	26.1
Operating lease, future minimum payment, 2015	18.3
Operating lease, future minimum payment, 2016	13.5
Operating lease, future minimum payment, 2017	8.2
Operating lease, future minimum payment, 2018 and thereafter	11.4
Capital lease, future minimum payment, total	1.3
Capital lease, future minimum payment, 2013	0.6
Capital lease, future minimum payment, 2014	0.4
Capital lease, future minimum payment, 2015	0.3
Capital lease, future minimum payment, 2016	0
Capital lease, future minimum payment, 2017	0
Capital lease, future minimum payment, 2018 and thereafter	$ 0
Operating Lease
Leases Disclosure [Line Items]
Leases expiration date	various dates through 2045
Capital Lease
Leases Disclosure [Line Items]
Leases expiration date	various dates through 2015